UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11/10/2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 104
                                        -------------------

Form 13F Information Table Value Total: $ 176,457
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    2827000      38540     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3565000      84099     SOLE                            X
ADOBE SYSTEMS, INC.            Common Stock   00724F101     464000      15550     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     722000      22075     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     512000       9300     SOLE                            X
AMARIN                         Common Stock   023111107      14000      10000     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1704000      29670     SOLE                            X
AMGEN INC.                     Common Stock   031162100    5712000      71707     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    1063000      19830     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105     788000      46500     SOLE                            X
AQUA AMERICA                   Common Stock   03836W103    1007000      26500     SOLE                            X
ARCH COAL                      Common Stock   039380100    1674000      24800     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     351000      21000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    1201000      44500     SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1554000      39800     SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2839000      40082     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    1193000      20000     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    2160000      54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1739000      25600     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     818000      34000     SOLE                            X
CANON INC                      Common Stock   138006309     430000       7935     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    2735000      34400     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     815000      12600     SOLE                            X
CHUBB INSURANCE                Common Stock   171232101    1701000      19000     SOLE                            X
CIENA CORPORATION              Common Stock   171779101      27000      10500     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    1943000     108475     SOLE                            X
CITIGROUP                      Common Stock   172967101    3874000      85127     SOLE                            X
COCA COLA                      Common Stock   191216100    2560000      59288     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103     871000      16500     SOLE                            X
COMCAST CP A                   Common Stock   20030N101     768000      26161     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     730000      10446     SOLE                            X
CORNING INC.                   Common Stock   219350105     730000      37800     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    1762000      73055     SOLE                            X
DONALDSON CORP                 Common Stock   257651109    1282000      42000     SOLE                            X
DOVER CORP                     Common Stock   260003108    1631000      40000     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109     767000      19591     SOLE                            X
EMC CORP                       Common Stock   268648102     416000      32210     SOLE                            X
EMERSON CO.                    Common Stock   291011104    2643000      36815     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     938000      27500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102   10363000     163100     SOLE                            X
FASTENAL COMPANY               Common Stock   311900104    1062000      17400     SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105     602000      16580     SOLE                            X
GANNETT CO., INC.              Common Stock   364730101     220000       3200     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    7101000     210925     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109     174000      10000     SOLE                            X
GILLETTE COMPANY               Common Stock   375766102    3369000      57900     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     350000       2880     SOLE                            X
HOME DEPOT                     Common Stock   437076102    2996000      78566     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2713000      72360     SOLE                            X
IBM CORPORATION                Common Stock   459200101    1918000      23911     SOLE                            X
ITT INDUSTRIES                 Common Stock   450911102     234000       2065     SOLE                            X
INTEL CORP.                    Common Stock   458140100    2518000     102175     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    3026000      89208     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    8237000     130180     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107    1553000      16000     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1475000      18660     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1471000      27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1422000      23300     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103     806000      14500     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107     129000      39920     SOLE                            X
LYONDELL CHEMICAL COMPANY      Common Stock   552078107    1024000      35800     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     392000       5000     SOLE                            X
MCCORMICK & CO                 Common Stock   579780206    1192000      36550     SOLE                            X
MEDTRONIC                      Common Stock   585055106     910000      16975     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     776000      24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    3668000      59800     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2547000      99015     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448    2195000      40700     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     788000      35800     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     410000      17300     SOLE                            X
NIKE INC.                      Common Stock   654106103     898000      11000     SOLE                            X
NOKIA CORP                     Common Stock   654902204     228000      13500     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      75000      23041     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    2938000     237000     SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106     720000      18000     SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1695000      45700     SOLE                            X
PEPSICO                        Common Stock   713448108    1870000      32975     SOLE                            X
PFIZER                         Common Stock   717081103    3361000     134625     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    5277000      88750     SOLE                            X
QUALCOMM                       Common Stock   747525103    2740000      61250     SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102     792000      20000     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     229000       3500     SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101     166000      14250     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108    1206000      14300     SOLE                            X
SIGMA TEL, INC.                Common Stock   82661W107    1500000      74150     SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405     728000      15000     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108     291000      19800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1644000      33270     SOLE                            X
SYMANTEC                       Common Stock   871503108    1426000      62950     SOLE                            X
SYNOVUS FINANCIAL              Common Stock   87161C105     767000      27700     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     657000      39100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     412000      12000     SOLE                            X
TIME WARNER                    Common Stock   887317105     800000      44200     SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107    1265000      39846     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     699000      25100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    8326000     120440     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     295000       5700     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    2555000      35550     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     802000      16873     SOLE                            X
WATERS CORP                    Common Stock   941848103    5568000     133865     SOLE                            X
WATTS WATER TECHNOLOGIES       Common Stock   942749102    1415000      49075     SOLE                            X
WYETH                          Common Stock   983024100     277000       6000     SOLE                            X
YAHOO, INC.                    Common Stock   984332106     226000       6700     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     438000       6370     SOLE                            X